Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ (2,261,404)	$ (79,190)	$ (1,923,792)	$ 73,107
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	17,599	302	21,400	55,286
Amortization of debt discount	71,647		37,480
Amortization of capitalized development costs	17,302	11,765
Amortization of capitalized software costs			50,570
Shares issued for service	525,001		337,500
Loss on settlement of senior secured notes	513,512
Changes in operating assets and liabilities:
Accounts receivable	33,402		(36,833)
Deferred offering costs			(249,888)
Prepaids and other current asset	(1,890)		(16,000)
Accounts payable	27,114	229	144,200	(38,317)
Accrued interest	40,466		76,553
Accrued expenses	229,029		122,891	7,045
Deferred revenue	59,930
Net cash provided by (used in) operating activities	(728,292)	(66,894)	(1,435,919)	97,121
Cash Flows from Investing Activities:
Payment of capitalized development costs	(46,597)	(8,581)		(65,123)
Purchase of property, plant and equipment	(879)		(3,476)	(1,206)
Payment to acquire intangible asset			(31,312)
Purchase of intangible assets through acquisition	(30,000)		(45,000)
Net cash used in investing activities	(77,476)	(8,581)	(79,788)	(66,329)
Cash Flows from Financing Activities:
Proceeds from note payable	192,961		476,900	150,000
Payments on note payable	(129,556)		(273,196)	(75,000)
Payments on escrow liability	(6,378)		(6,645)
Proceeds from sales of future receivables	196,905
Payments on obligations under sales of future receivables	(40,275)
Payments on secured notes payable	(577,314)
Payments on secured notes payable, RP	(55,168)
Proceeds from secured notes payable			929,376
Proceeds from secured notes payable, related party			261,100
Proceeds from common stock issued for cash	1,089,742		36,470
Proceeds from related party notes payable	18,980
Proceeds from line of credit	100,000
Payment on line of credit	(4,269)
Dividends paid		(8,524)	(17,259)	(10,025)
Net cash provided by financing activities	785,628	(8,524)	1,406,746	64,975
Net change in cash and cash equivalents	(20,140)	(83,999)	(108,961)	95,767
Cash and cash equivalents, at beginning of period	39,407	148,368	148,368	52,601
Cash and cash equivalents, at end of period	19,267	64,369	39,407	148,368
Supplemental disclosures of cash flow information:
Cash paid for interest	9,620		9,620	16,479
Cash paid for income taxes			2,991
Utilization of deferred offering costs	$ 249,888	$ 249,888
Supplemental disclosure of non-cash investing and financing activities:
Intangible asset purchased with a note payable			$ 88,649